LIQUIDITY (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,947,736	$ 1,925,068	$ 8,080,819	$ 5,912,356	$ 6,864,783	$ 6,008,901
Cash used in operating activities			5,637,072	$ 3,850,455	7,873,307	6,579,378
Working capital surplus	3,358,320		3,358,320		2,339,052
Accumulated deficit	$ 60,442,653		$ 60,442,653		$ 52,361,834	$ 45,497,051